Significant Components of Deferred Taxes (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Non-current
Allowance for doubtful debt	$ 5,223	¥ 33,978	¥ 25,224
Accrued salary and welfare			30,236
Accrued expenses	1,139	7,409	3,955
Tax losses	20,816	135,433	202,485
Property and equipment	1,175	7,642	15,098
Intangible assets	457	2,976	1,254
Capital lease	3,382	22,006	23,364
Deferred government grant	573	3,728	4,901
Depreciation and amortization generated from acquisitions			5,849
Disposal loss on long-term investments	8,868	57,697
Loss picked up on equity method investments	1,063	6,919
Valuation allowance	(16,134)	(104,970)	(211,690)
Total deferred tax assets	26,562	172,818	100,676
Non-current
Intangible assets	15,049	97,915	148,003
Property and equipment	7,635	49,676	92,687
Capitalized interest expense	2,488	16,185	11,789
Gain picked up from equity method investments	4,165	27,097	22,221
Total non-current deferred tax liabilities	$ 29,337	¥ 190,873	¥ 274,700